Cover - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	INNEOVA Holdings Limited (the “Company”) is filing this Amendment No. 1 to its Form 20-F (“Amendment”) to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2025 that was filed on May 15, 2026 (the “Original Filing”) in order to update the disclosure in Item 15, Item 16.F and Note 3 of F-18 pages of the Original Filing and the signature page. This Amendment amends and restates in its entirety “Item 15. Controls and Procedures” of the Original Filing to add an unqualified statement about the effectiveness of our internal controls. The Amendment also amends and restates “Item 16F. Changes in Registrant’s Certifying Accountant” to disclose a change in our auditor and “Note 3 – Business Segment and Disaggregation of Revenue” in order to comply with the disclosure requirements of ASC 280-10-50. Except as described above, this Amendment does not amend, update, or otherwise reflect events occurring after the filing date of the Original Filing, or modify or update the disclosures therein in any way other than as required to reflect the correction described above. Accordingly, this Amendment should be read in conjunction with the Original Filing and the Company’s other filings and furnishings made with the SEC after the filing of the Original Filing. In accordance with applicable SEC rules, this Amendment includes new certifications from the Company’s principal executive officer and principal financial officer dated as of the filing date of this Amendment, filed as Exhibits 12.1, 12.2, 13.1, and 13.2. The remainder of the Annual Report is unchanged from the Annual Report filed on May 15, 2026.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42381
Entity Registrant Name	INNEOVA Holdings Limited
Entity Central Index Key	0001933951
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Ang Mo Kio
Entity Address, Address Line Two	Street 63
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	569116
Title of 12(b) Security	Ordinary Shares, par value US$0.0005 per share
Trading Symbol	INEO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	16,527,249
Entity Listing, Par Value Per Share	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of INNEOVA Holdings Limited and subsidiaries (collectively referred to as the “Company”) as of December 31, 2025, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for the financial year ended December 31, 2025 and the related notes (collectively referred to as the “financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the financial year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments to the 2024 and 2023 financial statements to retrospectively furnish comparative information related to the transactions under common control, as described in Note 1. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2024 and 2023 financial statements of the Company other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2024 and 2023 financial statements taken as a whole. The previously issued financial statements of the Company as of December 31, 2024, were audited by other auditors whose report dated May 14, 2025, expressed an unqualified opinion on those statements.

Auditor Name	YCM CPA INC.	Audit Alliance LLP
Auditor Firm ID	6781	3487
Auditor Location	Irvine, California	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	14 Ang Mo Kio
Entity Address, Address Line Two	Street 63
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	569116
City Area Code	+65
Local Phone Number	6383 7540
Contact Personnel Name	Mr. Neo Chin Heng